Organization and Description of Business (Details) $ / shares in Units, $ in Thousands			1 Months Ended				3 Months Ended		9 Months Ended
		Jul. 15, 2022 USD ($)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Nov. 30, 2019 MWh ؋ / MWh	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Aug. 31, 2022 USD ($)	Jul. 21, 2022 $ / shares	Jul. 19, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Oct. 22, 2021 USD ($)	May 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 27, 2020 USD ($)
Organization and Description of Business (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares												$ 0.0001
Common stock exercise price (in Dollars per share) | $ / shares							$ 11.5		$ 11.5			11.5
Cash and cash equivalents including restricted cash							$ 71,360	$ 27,251	$ 71,360	$ 27,251				$ 42,054			$ 15,388
Short term investments							146,936		146,936
Deferred financing cost							219,987		219,987
Loan outstanding							219,987		219,987
Loan facility															$ 125,000			$ 20,000
Note receivable		$ 11,555
Prepayment penalty		$ 545
Loan amount					$ 15,000				27,500
Realized gain										169
Unrealized loss									(1,677)	(1,553)
Revenues							66,550	$ 47,184	168,814	104,968
Revision of Prior Period, Error Correction, Adjustment [Member]
Organization and Description of Business (Details) [Line Items]
Revenues										1,140
Senior Secured Credit Facility [Member]
Organization and Description of Business (Details) [Line Items]
Loan outstanding							77,679		77,679
Convertible Notes Payable [Member]
Organization and Description of Business (Details) [Line Items]
Loan outstanding	[1]						27,964		27,964
Loan facility																$ 50,000
Municipality Loan [Member]
Organization and Description of Business (Details) [Line Items]
Loan outstanding							121		121
Sunoma Loan [Member]
Organization and Description of Business (Details) [Line Items]
Loan outstanding							23,000		23,000
Loan facility													$ 20,000
Swap [Member]
Organization and Description of Business (Details) [Line Items]
Notional quanity (in Megawatt-hours) | MWh						87,720
Derivative, fixed contract price (in Afghanis per Megawatt-hour) | ؋ / MWh						35.75
Unrealized loss										2,824
Swap 2 [Member]
Organization and Description of Business (Details) [Line Items]
Notional quanity (in Megawatt-hours) | MWh						26,280
Derivative, term of contract						1 year
RNG Fuel [Member]
Organization and Description of Business (Details) [Line Items]
Unrealized loss										$ 2,824
OPAL Term Loan [Member]
Organization and Description of Business (Details) [Line Items]
Loan outstanding							91,223		91,223
Loan facility											$ 105,000
Loan amount									12,500
Remaining balance							$ 10,000		$ 10,000
Biotown Bio Gas LLC [Member]
Organization and Description of Business (Details) [Line Items]
Note receivable				$ 11,555
Principal balance				10,915
Prepayment penalty				546
Accrued interest				$ 94
Class A Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares							$ 0.0001		$ 0.0001			0.0001		$ 0.0001
Common stock exercise price (in Dollars per share) | $ / shares												$ 11.5
Subsequent Event [Member] | OPAL Term Loan [Member]
Organization and Description of Business (Details) [Line Items]
Loan amount			$ 12,500

[1]	The Convertible Note Payable is redeemable on demand at the option of the Company or the lender.